Disposal of subsidiaries/ Disposal group classified as held for sale (Details Narrative)	May 14, 2024 USD ($)	Dec. 15, 2023 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)
Disposal Of Subsidiaries Disposal Group Classified As Held For Sale
Fair value less cost of disposal
Impairment loss		23,545,499
Property plant and equipment		8,894,566	$ 6,502,173	$ 50,506,934		$ 81,748,308
Right of use assets		$ 14,650,933	$ 7,924,446	$ 61,554,718	$ 7,924,446	$ 68,120,353
Percentage of voting equity interests acquired	100.00%
Consideration of purchase aggregate	$ 1,000